New standards and interpretations not yet adopted	12 Months Ended
Dec. 31, 2022
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted

4. New standards and interpretations not yet adopted

The IASB issued a number of new IFRS standards or amendments to existing standards which are required to be adopted in annual periods beginning after December 31, 2021.

Standard	Effective date	Descriptions
IFRS 3	01/2022	Reference to the Conceptual Framework
IAS 16	01/2022	Proceeds before intended use
IAS 37	01/2022	Onerous contracts – Cost of Fulfilling a Contract
IFRS 1, IFRS 9, IFRS 16 and IAS 41	01/2022	Annual Improvements to IFRS Standards 2018–2020 (IFRS 1, IFRS 9, IFRS 16 and IAS 41)
IFRS 17	01/2023	Amendments to IFRS 17 Insurance Contracts
IAS 1	01/2023	Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments
IAS 8	01/2023	Amendment to IAS 8 - Definition of Accounting Estimate
IAS 12	01/2023	Amendments to IAS 12 - Deferred Taxes in Connection with Assets and Liabilities arising from a single transaction
IFRS 17 and IFRS 9	01/2023	Initial Application of IFRS 17 and IFRS 9―Comparative Information (Amendment to IFRS 17)
IAS 1	01/2024	Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)
IFRS 16	01/2024	Lease Liability in a Sale and Leaseback

The adoption of standards effective 01/2022 did not have a material impact on the financial statements as of and for the year ended December 31, 2022. The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2023 or later will have on its financial statements but does not expect they will have a significant impact. The Company has not early adopted any of these new and amended standards and interpretations and intend to adopt them, if applicable, when they become effective.